Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Abstract]
2022	$ 882
2024	500
2025	974
2026	38
Thereafter	7,733
Unamortized discount and debt issuance costs	(95)	$ (98)
Total	$ 10,032